Expense Example - Center Coast Brookfield Midstream Focus Fund	Sep. 30, 2024 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 617
Expense Example, with Redemption, 3 Years	925
Expense Example, with Redemption, 5 Years	1,255
Expense Example, with Redemption, 10 Years	2,187
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	324
Expense Example, with Redemption, 3 Years	697
Expense Example, with Redemption, 5 Years	1,197
Expense Example, with Redemption, 10 Years	2,572
Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	123
Expense Example, with Redemption, 3 Years	390
Expense Example, with Redemption, 5 Years	678
Expense Example, with Redemption, 10 Years	$ 1,497